Condensed Consolidated Interim Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities:
Net loss from continuing operations	$ (5,707,000)	$ (5,295,000)
Adjustments to reconcile net income (loss) to net cash used in continuing operating activities:
Depreciation and amortization	212,000	192,000
Stock-based compensation expense	86,000	178,000
Unrealized foreign exchange loss (gain)	1,007,000	(1,203,000)
Deferred income tax (recovery)	0	(3,000)
Loss from investments accounted for by the equity method	1,381,000	3,884,000
Interest on long-term debt	24,000	22,000
Change in inventory write-downs	0	(30,000)
Change in bad debt expense	(12,000)	0
Net cash used before working capital changes	(3,009,000)	(2,255,000)
Changes in working capital	(329,000)	(6,336,000)
Net cash used in operating activities from continuing operations	(3,338,000)	(8,591,000)
Net cash provided by operating activities from discontinued operations	0	3,682,000
Investing activities:
Purchase of property, plant and equipment (note 15)	(432,000)	(573,000)
Proceeds from holdback receivable (note 6)	5,844,000	10,450,000
Capital contributions to investments accounted for by the equity method (note 8)	(2,852,000)	(4,686,000)
Net cash provided by investing activities from continuing operations	2,560,000	5,191,000
Net cash used in investing activities from discontinued operations	0	(2,487,000)
Financing activities:
Repayments of operating lines of credit and long-term facilities	(1,000,000)	(1,000,000)
Net cash used in financing activities from continuing operations	(1,000,000)	(1,000,000)
Net cash used in financing activities from discontinued operations	0	(2,918,000)
Effect of foreign exchange on cash and cash equivalents	(877,000)	1,114,000
Net decrease in cash and cash equivalents	(2,655,000)	(5,009,000)
Cash and cash equivalents, beginning of period (including restricted cash)	27,158,000	37,646,000
Cash and cash equivalents, end of period (including restricted cash)	24,503,000	32,637,000
Less: cash and cash equivalents from discontinued operations, end of period (including restricted cash)	0	16,982,000
Cash and cash equivalents from continuing operations, end of period (including restricted cash)	24,503,000	15,655,000
Supplementary information
Interest paid	66,000	646,000
Taxes paid, net of refunds	56,000	356,000
Changes in working capital:
Accounts receivable	898,000	(164,000)
Inventories	38,000	(2,109,000)
Prepaid expenses	26,000	320,000
Accounts payable and accrued liabilities	(1,322,000)	(4,296,000)
Warranty liability	31,000	(87,000)
Changes in working capital	$ (329,000)	$ (6,336,000)